Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In this section, as required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about “compensation actually paid” and the financial performance of the Company. The following table shows, for the past three fiscal years, the total compensation as reported in the Summary Compensation Table for our co-chief
executive officers and the average for our other NEOs, the compensation actually paid to our co-CEOs
and, on an average basis, our other NEOs, our Total Shareholder Return (“TSR”), our Peer Group TSR, our Net Income, and our company-selected measure for fiscal year 2024, Operating Income. To determine compensation actually paid, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table, as the SEC’s rule for calculating compensation actually paid emphasize the changes in fair value of equity awards under applicable financial accounting standards (as further detailed in footnotes below).

Year	Summary Compensation Table Total for Co-PEO Adair (1)	Summary Compensation Table Total for Co-PEO Liaw (2)	Comp Actually Paid to Co-PEO Adair (3)		Comp Actually Paid to Co-PEO Liaw (3)			Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Comp Actually Paid to Non-PEO NEOs (3)		Value of Initial Fixed $100 Investment Based On:		Net Income $M	Standalone Copart Operating Income $M
											Copart TSR $ (14)	NASDAQ Industrial Index $ (16)

2024	$845,412	$ 2,092,340	$8,724,928	(5)		$13,292,945	(9)	$4,301,887	$7,195,760	(12)	224.47	112.73	$1,363,020	$1,572,023

2023	$384,576	$ 2,009,000	$18,077,203	(6)		$26,392,599	(10)	$3,526,831	$2,073,099	(13)	189.58	106.91	$1,237,741	$1,486,569

2022	$265,134	$30,997,606	$(9,502,692)	(7)		$28,889,641	(11)	$ 359,978	$(2,285,817)	(14)	137.37	102.33	$1,090,130	$1,374,997

2021	$490,647	$ N/A	$39,256,073	(8)	$	N/A		$7,759,696	$18,469,181	(15)	157.64	125.18	$936,495	$1,136,426
(1)	Mr. Adair, in his capacity as co-chief executive officer, is the company’s co-principal executive officer for the years 2022, 2023, and 2024.
(2)	Mr. Liaw, in his capacity as co-chief executive officer, is the company’s co-principal executive officer for the years 2022, 2023, and 2024.
(3)
Reflects the value of the equity calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. We estimate the fair values for stock options using the Black-Scholes-Merton option pricing model, for strictly time-based options, and the Hull-White binomial lattice and a Monte Carlo simulation for performance-based stock options. The assumptions used for purposes of calculating fair values of options as of the vest date or fiscal year-end
date are the same as the assumptions used for purposes of calculating the grant date fair value of options, except that we determine expected lives of options based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest date or fiscal year-end
date, and the risk-free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life, as of the vest date or fiscal year-end
date.

(4)
The remaining
non-PEO
named executive officers are (i) for fiscal 2021, Jeffrey Liaw and John North (ii) for fiscal 2022, John North, (iii) for fiscal 2023, Leah C. Stearns, Gavin Renfrew, and John North, and (iv), for fiscal 2024, Leah C. Stearns. Compensation for our non-PEO
named executive officers reflects the amounts in the summary compensation table for the respective years.

(5)
Adjustments to total compensation for Mr. Adair for fiscal 2024 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2024 that remained outstanding and unvested as of July 31, 2024; (c) $4,365,175 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2024, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2024; and (d) $3,537,613 increase for awards granted in prior fiscal years that vested in fiscal 2024, determined based on the change in fair value of such awards from July 31, 2023, to the vest date.

(6)
Adjustments to total compensation for Mr. Adair for fiscal 2023 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $15,613,746 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; and (d) $2,078,881 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(7)
Adjustments to total compensation for Mr. Adair for fiscal 2022 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $7,367,408 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; and (d) $2,400,418 deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(8)
Adjustments to total compensation for Mr. Adair for fiscal 2021 as reported in the summary compensation table consist of: (a) $0 increase for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $33,201,072 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from July 31, 2020, to July 31, 2021; and (d) $5,564,354 increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2020, to the vest date.

(9)
Adjustments to total compensation for Mr. Liaw for fiscal 2024 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2024 that remained outstanding and unvested as of July 31, 2024; (c) $8,483,535 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2024, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2024; (d) $2,717,069 increase for awards granted in prior fiscal years that vested in fiscal 2024, determined based on the change in fair value of such awards from July 31, 2023, to the vest date.

(10)
Adjustments to total compensation for Mr. Liaw for fiscal 2023 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $20,842,523 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $3,541,076 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(11)
Adjustments to total compensation for Mr. Liaw for fiscal 2022 as reported in the summary compensation table consist of: (a) $29,362,547 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $31,386,290 increase based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $2,388,565 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $1,743,143 deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(12)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2024 as reported in the summary compensation table consist of: (a) $3,275,415 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $3,319,268 increase based on the fair value of equity awards granted in fiscal 2024 that remained outstanding and unvested as of July 31, 2023; (c) $2,104,064 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2024; (d) $745,957 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(13)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2023 as reported in the summary compensation table consist of: (a) $3,059,232 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $4,468,612 increase based on the fair value of equity awards granted in fiscal 2023 that remain outstanding and unvested as of July 31, 2023; (c) $2,904,515 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $41,403 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(14)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2022 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 deduction based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $1,930,916 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $714,879 deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(15)
Adjustments to the non-PEO named executive officers’ average total compensation for fiscal 2021 as reported in the summary compensation table consist of: (a) $6,744,231 deduction for amounts reported under the “Stock Awards” and

“Option Awards” columns in the summary compensation table; (b) $13,246,759 increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $3,236,781 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from July 31, 2020, to July 31, 2021; (d) $970,176 increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(16)
Peer group “TSR” represents the cumulative TSR for the company and the Peer Group TSR represents the cumulative TSR of the Nasdaq Industrial index (which is the peer group we used for the stock performance graph required by item 201(c) of Regulation
S-K
included in our annual report on Form
10-k
for the fiscal year ended July 31, 2024), as applicable, over the period beginning July 31, 2021, and ending as of the last day of fiscal 2022, fiscal 2023, or fiscal 2024, as applicable, as calculated in the manner prescribed by item 201(e) of Regulation
S-K.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The remaining
non-PEO
named executive officers are (i) for fiscal 2021, Jeffrey Liaw and John North (ii) for fiscal 2022, John North, (iii) for fiscal 2023, Leah C. Stearns, Gavin Renfrew, and John North, and (iv), for fiscal 2024, Leah C. Stearns. Compensation for our non-PEO
	named executive officers reflects the amounts in the summary compensation table for the respective years.
Peer Group Issuers, Footnote	Peer group “TSR” represents the cumulative TSR for the company and the Peer Group TSR represents the cumulative TSR of the Nasdaq Industrial index (which is the peer group we used for the stock performance graph required by item 201(c) of Regulation
S-K
included in our annual report on Form
10-k
for the fiscal year ended July 31, 2024), as applicable, over the period beginning July 31, 2021, and ending as of the last day of fiscal 2022, fiscal 2023, or fiscal 2024, as applicable, as calculated in the manner prescribed by item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
(5)
Adjustments to total compensation for Mr. Adair for fiscal 2024 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2024 that remained outstanding and unvested as of July 31, 2024; (c) $4,365,175 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2024, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2024; and (d) $3,537,613 increase for awards granted in prior fiscal years that vested in fiscal 2024, determined based on the change in fair value of such awards from July 31, 2023, to the vest date.

(6)
Adjustments to total compensation for Mr. Adair for fiscal 2023 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $15,613,746 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; and (d) $2,078,881 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(7)
Adjustments to total compensation for Mr. Adair for fiscal 2022 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $7,367,408 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; and (d) $2,400,418 deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(8)
Adjustments to total compensation for Mr. Adair for fiscal 2021 as reported in the summary compensation table consist of: (a) $0 increase for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $33,201,072 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from July 31, 2020, to July 31, 2021; and (d) $5,564,354 increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2020, to the vest date.

(9)
Adjustments to total compensation for Mr. Liaw for fiscal 2024 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2024 that remained outstanding and unvested as of July 31, 2024; (c) $8,483,535 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2024, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2024; (d) $2,717,069 increase for awards granted in prior fiscal years that vested in fiscal 2024, determined based on the change in fair value of such awards from July 31, 2023, to the vest date.

(10)
Adjustments to total compensation for Mr. Liaw for fiscal 2023 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 increase based on the fair value of equity awards granted in fiscal 2023 that remained outstanding and unvested as of July 31, 2023; (c) $20,842,523 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $3,541,076 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(11)
Adjustments to total compensation for Mr. Liaw for fiscal 2022 as reported in the summary compensation table consist of: (a) $29,362,547 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $31,386,290 increase based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $2,388,565 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $1,743,143 deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

Non-PEO NEO Average Total Compensation Amount	$ 4,301,887	$ 3,526,831	$ 359,978	$ 7,759,696
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,195,760	2,073,099	(2,285,817)	18,469,181
Adjustment to Non-PEO NEO Compensation Footnote
(12)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2024 as reported in the summary compensation table consist of: (a) $3,275,415 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $3,319,268 increase based on the fair value of equity awards granted in fiscal 2024 that remained outstanding and unvested as of July 31, 2023; (c) $2,104,064 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2023, to July 31, 2024; (d) $745,957 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(13)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2023 as reported in the summary compensation table consist of: (a) $3,059,232 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $4,468,612 increase based on the fair value of equity awards granted in fiscal 2023 that remain outstanding and unvested as of July 31, 2023; (c) $2,904,515 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2023, determined based on the change in fair value of such awards from July 31, 2022, to July 31, 2023; (d) $41,403 increase for awards granted in prior fiscal years that vested in fiscal 2023, determined based on the change in fair value of such awards from July 31, 2022, to the vest date.

(14)
Adjustments to the
non-PEO
named executive officers’ average total compensation for fiscal 2022 as reported in the summary compensation table consist of: (a) $0 deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the summary compensation table; (b) $0 deduction based on the fair value of equity awards granted in fiscal 2022 that remained outstanding and unvested as of July 31, 2022; (c) $1,930,916 deduction for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2022, determined based on the change in fair value of such awards from July 31, 2021, to July 31, 2022; (d) $714,879 deduction for awards granted in prior fiscal years that vested in fiscal 2022, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

(15)
Adjustments to the non-PEO named executive officers’ average total compensation for fiscal 2021 as reported in the summary compensation table consist of: (a) $6,744,231 deduction for amounts reported under the “Stock Awards” and

“Option Awards” columns in the summary compensation table; (b) $13,246,759 increase based on the fair value of equity awards granted in fiscal 2021 that remained outstanding and unvested as of July 31, 2021; (c) $3,236,781 increase for equity awards granted in prior fiscal years that remained outstanding and unvested as of July 31, 2021, determined based on the change in fair value of such awards from July 31, 2020, to July 31, 2021; (d) $970,176 increase for awards granted in prior fiscal years that vested in fiscal 2021, determined based on the change in fair value of such awards from July 31, 2021, to the vest date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid compared to TSR, net income, and adjusted operating income.
Compensation actually paid to our
co-chief
executive officer A. Jayson Adair (i) decreased in fiscal 2022 by $48,758,765, or 124% from $39,256,073 in fiscal 2021 to $(9,502,692) in fiscal 2022, (i) increased in fiscal 2023 by $27,579,895, or 290%, from $(9,502,692) in fiscal 2022 to $18,077,203 in fiscal 2023, and (ii) decreased in fiscal 2024 by $(9,352,275), or 52%, from $18,077,203 in fiscal 2023 to $8,724,928 in fiscal 2024. Compensation actually paid to our co-chief
executive officer Jeffrey Liaw (i) decreased in fiscal 2023 by $2,497,042, or 9%, from $28,889,641 in fiscal 2022 to $26,392,599 in fiscal 2023, and (ii) decreased in fiscal 2024 by ($13,099,654) or 50% from $26,392,599 in fiscal year 2023 to $13,292,945 in fiscal year 2024. Average compensation actually paid to the remaining non-PEO
named executive officers (i) decreased in fiscal 2022 by $20,754,998, or 112%, from $18,469,181 in fiscal 2021 to $(2,285,818) in fiscal 2022, (ii) increased in fiscal 2023 by $4,358,917, or 191%, from $(2,285,818) in fiscal 2022 to $2,073,099 in fiscal 2023, and (iii) increased in fiscal 2024 by $5,122,661, or 247%, from $2,073,099 in fiscal 2023 to $7,198,479 in fiscal 2024. Our cumulative TSR (i) decreased in fiscal 2022 by $20.27, or 13%, from $157.64 as of the end of fiscal 2021 to $137.37 as of the end of fiscal 2022, (ii) increased in fiscal 2023 by $52.21, or 38%, from $137.37 as of the end of fiscal 2022 to $189.58 as of the end of fiscal 2023, and (iii) increased in fiscal 2024 by $34.89, or 18%, from $189.58 as of the end of fiscal 2023 to $224.47 as of the end of fiscal 2024. Our net income (i) increased in fiscal 2022 by $153,635, or 16%, from $936,495 in fiscal 2021 to $1,090,130 in fiscal 2022, increased in fiscal 2023 by $147,611, or 14%, from $1,090,130 in fiscal 2022 to $1,237,741 in fiscal 2023, and (i) increased in fiscal 2024 by $125,279, or 10%, from $1,237,741 in fiscal 2023 to $1,363,020 in fiscal 2024. Our operating income (i) increased in fiscal 2022 by $238,571, or 21%, from $1,136,426 in fiscal 2021 to $1,374,997 in fiscal 2022, (ii) increased in fiscal 2023 by $111,572, or 8%, from $1,374,997 in fiscal 2022 to $1,486,569 in fiscal 2023, and (iii) increased in fiscal 2024 by $85,454, or 6%, from $1,486,569 in fiscal 2023 to $1,572,023 in fiscal 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Copart TSR compared to NASDAQ Industrial Index
Our cumulative TSR of $224.47 for the three-year period ending July 31, 2024 was higher than our peer group TSR of $112.73 for the same period. As noted above, our cumulative TSR (i) decreased in fiscal 2022 by $20.27, or 13% from $157.64 as of the end of fiscal 2021 to $137.37 as of the end of fiscal 2022, (ii) increased in fiscal 2023 by $52.21, or 38%, from $137.37 as of the end of fiscal 2022 to $189.58 as of the end of fiscal 2023, and (iii) increased in fiscal 2024 by $34.89, or 18%, from $189.58 as of the end of fiscal 2023 to $224.47 as of the end of fiscal 2024. Our peer group’s cumulative TSR (i) decreased in fiscal 2022 by $22.85, or 18%, from $125.18 as of the end of fiscal 2021 to $102.33 as of the end of fiscal 2022, (ii) increased in fiscal 2023 by $4.58, or 4.5%, from $102.33 as of the end of fiscal 2022 to $106.91 as of the end of fiscal 2023, and (iii) increased in fiscal 2024 by $5.82, or 5%, from $106.91 as of the end of fiscal 2023 to $112.73 as of the end of fiscal 2024.

Tabular List, Table
2024 financial performance measures.
The financial performance measures listed below represent an unranked list of the “most important” financial performance measures linking compensation actually paid to the named executive officers for fiscal 2024 and company performance. We do not consider any one of the following financial performance measures to be the most important measure for our company or executive compensation program
.
Net Income
Operating Income
Stock Price

Total Shareholder Return Amount	$ 224.47	189.58	137.37	157.64
Peer Group Total Shareholder Return Amount	112.73	106.91	102.33	125.18
Net Income (Loss)	$ 1,363,020,000,000	$ 1,237,741,000,000	$ 1,090,130,000,000	$ 936,495,000,000
Company Selected Measure Amount	1,572,023,000,000	1,486,569,000,000	1,374,997,000,000	1,136,426,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
Adair [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 845,412	$ 384,576	$ 265,134	$ 490,647
PEO Actually Paid Compensation Amount	$ 8,724,928	18,077,203	(9,502,692)	39,256,073
PEO Name	Mr. Adair
Liaw [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,092,340	2,009,000	30,997,606
PEO Actually Paid Compensation Amount	$ 13,292,945	26,392,599	28,889,641
PEO Name	Mr. Liaw
PEO | Adair [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
PEO | Adair [Member] | Increase (Decrease) Based on Fair Value of Equity Awards Granted in the Fiscal Year that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adair [Member] | Increase (Decrease) for Equity Awards Granted in Prior Fiscal Years that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,365,175	15,613,746	(7,367,408)	33,201,072
PEO | Adair [Member] | Increase (Decrease) for Awards Granted in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,537,613	2,078,881	(2,400,418)	5,564,354
PEO | Liaw [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(29,362,547)
PEO | Liaw [Member] | Increase (Decrease) Based on Fair Value of Equity Awards Granted in the Fiscal Year that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	31,386,290
PEO | Liaw [Member] | Increase (Decrease) for Equity Awards Granted in Prior Fiscal Years that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,483,535	20,842,523	(2,388,565)
PEO | Liaw [Member] | Increase (Decrease) for Awards Granted in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,717,069	3,541,076	(1,743,143)
Non-PEO NEO | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,275,415)	(3,059,232)	0	(6,744,231)
Non-PEO NEO | Increase (Decrease) Based on Fair Value of Equity Awards Granted in the Fiscal Year that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,319,268	4,468,612	0	13,246,759
Non-PEO NEO | Increase (Decrease) for Equity Awards Granted in Prior Fiscal Years that Remained Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,104,064	(2,904,515)	(1,930,916)	3,236,781
Non-PEO NEO | Increase (Decrease) for Awards Granted in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 745,957	$ 41,403	$ (714,879)	$ 970,176